GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments

June 30, 2020

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — 95.6%
Automobiles & Components — 0.6%
BorgWarner, Inc.(a)	8,729	$308,134

Capital Goods — 10.3%
3M Co.(b)	1,764	275,166
A.O. Smith Corp.(a)	46	2,167
AMETEK, Inc.	1,506	134,591
Carrier Global Corp.	3,557	79,036
Caterpillar, Inc.	681	86,146
Cummins, Inc.(b)	2,977	515,795
Dover Corp.	435	42,004
Eaton Corp. PLC (Ireland)	530	46,364
Emerson Electric Co.	4,152	257,548
Flowserve Corp.	4,460	127,199
Fortive Corp.	306	20,704
Fortune Brands Home & Security, Inc.	6	384
General Dynamics Corp.(b)	2,524	377,237
Honeywell International, Inc.(b)	3,867	559,130
Howmet Aerospace, Inc.	6,960	110,316
Johnson Controls International PLC (Ireland)	7,331	250,280
Lockheed Martin Corp.(b)	1,900	693,348
Masco Corp.(b)	13,850	695,408
Northrop Grumman Corp.	128	39,352
Pentair PLC (Ireland)	1,183	44,942
Quanta Services, Inc.	5,879	230,633
Raytheon Technologies Corp.(b)	5,617	346,120
Roper Technologies, Inc.	80	31,061
Snap-on, Inc.(a)	1,860	257,629
Stanley Black & Decker, Inc.	34	4,739
Trane Technologies PLC (Ireland)	3,923	349,068
TransDigm Group, Inc.	125	55,256

		5,631,623

Commercial & Professional Services — 0.4%
Robert Half International, Inc.	3,310	174,867
Waste Management, Inc.	389	41,199

		216,066

Consumer Durables & Apparel — 0.7%
Garmin Ltd. (Switzerland)	1,217	118,658
Hanesbrands, Inc.(a)	5,044	56,947
Leggett & Platt, Inc.	109	3,831
Mohawk Industries, Inc.*	1,019	103,693
PVH Corp.	327	15,712
Whirlpool Corp.(a)	639	82,770

		381,611

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Consumer Services — 1.9%
McDonald’s Corp.(b)	1,660	$306,220
MGM Resorts International(a)	14,999	251,983
Yum! Brands, Inc.	5,337	463,839

		1,022,042

Diversified Financials — 2.6%
Berkshire Hathaway, Inc., Class B*	1,062	189,578
BlackRock, Inc.	465	253,002
Franklin Resources, Inc.(a)	17,938	376,160
Invesco Ltd. (Bermuda)(a)	1,663	17,894
Nasdaq, Inc.	1,289	153,997
T Rowe Price Group, Inc.(b)	3,535	436,572

		1,427,203

Energy — 1.9%
Chevron Corp.(b)	2,894	258,232
Concho Resources, Inc.	361	18,592
ConocoPhillips	3,315	139,296
Exxon Mobil Corp.	455	20,348
Kinder Morgan, Inc.	20,415	309,696
Phillips 66	1,568	112,739
Schlumberger Ltd. (Curacao)	8,594	158,044
TechnipFMC PLC (United Kingdom)	1,873	12,811
Valero Energy Corp.	476	27,998

		1,057,756

Food & Staples Retailing — 5.1%
Costco Wholesale Corp.	382	115,826
Kroger Co. (The)	33,565	1,136,175
Sysco Corp.	3,222	176,115
Walgreens Boots Alliance, Inc.	420	17,804
Walmart, Inc.(b)	11,240	1,346,327

		2,792,247

Food, Beverage & Tobacco — 10.6%
Altria Group, Inc.	15,119	593,421
Archer-Daniels-Midland Co.	6,731	268,567
Campbell Soup Co.(a)(b)	21,812	1,082,530
Coca-Cola Co. (The)	4,900	218,932
Conagra Brands, Inc.	417	14,666
Constellation Brands, Inc., Class A	1,070	187,196
General Mills, Inc.(b)	15,816	975,056
Hershey Co. (The)	4,299	557,236
JM Smucker Co. (The)(b)	8,068	853,675
Kellogg Co.	6,492	428,862
Kraft Heinz Co. (The)	1,742	55,552
Lamb Weston Holdings, Inc.	6	384

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Food, Beverage & Tobacco — (Continued)
McCormick & Co., Inc., non-voting shares	605	$108,543
Mondelez International, Inc., Class A	5,906	301,974
Philip Morris International, Inc.	1,750	122,605
Tyson Foods, Inc., Class A	908	54,217

		5,823,416

Health Care Equipment & Services — 4.3%
Abbott Laboratories	1,504	137,511
Cardinal Health, Inc.	302	15,761
CVS Health Corp.(b)	7,987	518,915
Danaher Corp.	572	101,147
DaVita, Inc.(b)*	8,155	645,387
Henry Schein, Inc.*	2,135	124,663
Medtronic PLC (Ireland)	7,027	644,376
Quest Diagnostics, Inc.	102	11,624
Universal Health Services, Inc., Class B	1,661	154,290

		2,353,674

Household & Personal Products — 5.4%
Church & Dwight Co., Inc.	1,936	149,653
Clorox Co. (The)(b)	2,658	583,085
Colgate-Palmolive Co.(b)	11,128	815,237
Kimberly-Clark Corp.(b)	5,287	747,317
Procter & Gamble Co. (The)(b)	5,363	641,254

		2,936,546

Insurance — 0.5%
Aflac, Inc.	30	1,081
Allstate Corp. (The)	52	5,043
Aon PLC, Class A (Ireland)	895	172,377
Cincinnati Financial Corp.(a)	504	32,271
Marsh & McLennan Cos., Inc.	15	1,611
Travelers Cos., Inc. (The)	282	32,162
Willis Towers Watson PLC (Ireland)	149	29,346
WR Berkley Corp.	71	4,068

		277,959

Materials — 2.7%
Amcor PLC (Jersey)	69	704
Celanese Corp.	351	30,305
CF Industries Holdings, Inc.	2,455	69,084
DuPont de Nemours, Inc.	6,030	320,374
Eastman Chemical Co.	1,139	79,320
International Paper Co.	1,557	54,822
Linde PLC (Ireland)	451	95,662

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Materials — (Continued)
LyondellBasell Industries NV, Class A (Netherlands)	1,060	$69,663
PPG Industries, Inc.(b)	3,517	373,013
Sealed Air Corp.	10,983	360,792

		1,453,739

Media & Entertainment — 4.8%
Activision Blizzard, Inc.	673	51,081
Alphabet, Inc., Class A(b)*	346	490,645
Charter Communications, Inc., Class A(b)*	1,303	664,582
Discovery, Inc., Class A*	306	6,457
Electronic Arts, Inc.*	235	31,032
Facebook, Inc., Class A*	2,388	542,243
Fox Corp., Class A	12,722	341,204
Interpublic Group of Cos., Inc. (The)	9,136	156,774
Omnicom Group, Inc.	6,077	331,804
Take-Two Interactive Software, Inc.*	86	12,003

		2,627,825

Pharmaceuticals, Biotechnology & Life Sciences — 9.0%
AbbVie, Inc.(b)	7,157	702,674
Alexion Pharmaceuticals, Inc.*	1,468	164,768
Biogen, Inc.(b)*	1,632	436,642
Bristol-Myers Squibb Co.(b)	13,971	821,495
Gilead Sciences, Inc.(b)	6,295	484,337
Illumina, Inc.*	117	43,331
Johnson & Johnson	2,832	398,264
Merck & Co., Inc.(b)	11,674	902,750
Pfizer, Inc.(b)	29,071	950,622
Regeneron Pharmaceuticals, Inc.*	2	1,247

		4,906,130

Real Estate — 0.6%
Alexandria Real Estate Equities, Inc., REIT	12	1,947
Apartment Investment & Management Co., Class A, REIT	8	301
CBRE Group, Inc., Class A*	2,376	107,443
Mid-America Apartment Communities, Inc., REIT	3	344
Public Storage, REIT(b)	1,277	245,044

		355,079

Retailing — 11.1%
Advance Auto Parts, Inc.	479	68,234
Amazon.com, Inc.(b)*	280	772,470

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Retailing — (Continued)
AutoZone, Inc.*	562	$634,003
Best Buy Co., Inc.	1,128	98,441
Booking Holdings, Inc.*	11	17,516
Dollar General Corp.(b)	6,119	1,165,731
eBay, Inc.(b)	23,947	1,256,020
Expedia Group, Inc.	17	1,397
Gap, Inc. (The)(a)	269	3,395
Genuine Parts Co.	383	33,306
Home Depot, Inc. (The)	2,254	564,650
Kohl’s Corp.	574	11,922
LKQ Corp.*	3,913	102,521
Lowe’s Cos., Inc.	4,107	554,938
Target Corp.	14	1,679
Tractor Supply Co.	5,145	678,060
Ulta Beauty, Inc.*	428	87,064

		6,051,347

Semiconductors & Semiconductor Equipment — 0.2%
Intel Corp.	2,225	133,122
Qorvo, Inc.*	2	221

		133,343

Software & Services — 11.1%
Accenture PLC, Class A (Ireland)	806	173,064
Automatic Data Processing, Inc.	475	70,723
Citrix Systems, Inc.(b)	3,867	571,968
Gartner, Inc.*	637	77,287
International Business Machines Corp.(b)	4,072	491,775
Leidos Holdings, Inc.	705	66,037
Mastercard, Inc., Class A	544	160,861
Microsoft Corp.(b)	4,751	966,876
NortonLifeLock, Inc.(b)	56,910	1,128,525
Oracle Corp.(b)	15,953	881,722
Paychex, Inc.(b)	6,358	481,618
PayPal Holdings, Inc.*	907	158,027
Visa, Inc., Class A	1,631	315,060
Western Union Co. (The)	24,885	538,014

		6,081,557

Technology Hardware & Equipment — 5.7%
Apple, Inc.(b)	3,008	1,097,318
Cisco Systems, Inc.(b)	19,682	917,968
F5 Networks, Inc.*	16	2,232
FLIR Systems, Inc.	3,390	137,532
HP, Inc.	13,455	234,521

	Number
	of Shares	Value
COMMON STOCKS — (Continued)
Technology Hardware & Equipment — (Continued)
Juniper Networks, Inc.	19,666	$449,565
NetApp, Inc.	5,828	258,588
Xerox Holdings Corp.	2,663	40,717

		3,138,441

Telecommunication Services — 3.5%
AT&T, Inc.(b)	28,603	864,669
Verizon Communications, Inc.(b)	19,249	1,061,197

		1,925,866

Transportation — 2.0%
Expeditors International of Washington, Inc.	7,351	558,970
Norfolk Southern Corp.	540	94,808
Southwest Airlines Co.(b)	12,917	441,503

		1,095,281

Utilities — 0.6%
NRG Energy, Inc.	10,484	341,359

TOTAL COMMON STOCKS (Cost $47,680,710)		52,338,244

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.4%		2,401,314

NET ASSETS - 100.0%		$54,739,558

(a)

The security or a portion of this security is on loan at June 30, 2020. The total value of securities on loan at June 30, 2020 was $1,517,113, which was collateralized $1,531,530 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% - 8.00%, and maturity dates ranging from 7/9/2020 - 8/15/2049.

(b)	Security position is either entirely or partially designated as collateral for total return swaps.
*	Non-income producing.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Over-the-counter total return swaps outstanding as of June 30, 2020.

The Fund maintains a portfolio of long and short positions and receives/pays a rebate based upon the Fed Funds 1-Day Rate less a specified spread as negotiated by the parties. The notional gain or loss, dividends payable and rebates are payable the earlier of maturity of the swaps or upon termination. The portfolio matures on August 29, 2024, however underlying individual contracts are entered into and closed (terminated) on a daily basis. The cash amounts payable/receivable due to individual contracts being closed are settled, on a net basis, once a week. The value of total return swaps represents 3.3% of net assets.

The following table represents the individual long and short positions and related values of total return swaps as of June 30, 2020:

Total Return Swaps

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Long

Automobiles & Components
BorgWarner, Inc.	Morgan Stanley	8,565	$240,120	$302,345	$63,324

Capital Goods
3M Co.	Morgan Stanley	1,742	251,186	271,735	20,305
A.O. Smith Corp.	Morgan Stanley	51	1,896	2,403	(279)
AMETEK, Inc.	Morgan Stanley	1,423	116,734	127,174	4,984
Carrier Global Corp.	Morgan Stanley	4,639	59,420	103,079	43,346
Caterpillar, Inc.	Morgan Stanley	855	80,370	108,158	28,027
Cummins, Inc.	Morgan Stanley	2,111	330,528	365,752	32,511
Dover Corp.	Morgan Stanley	410	34,491	39,590	5,867
Eaton Corp. PLC (Ireland)	Morgan Stanley	524	34,856	45,840	10,469
Emerson Electric Co.	Morgan Stanley	4,340	198,260	269,210	72,621
Flowserve Corp.	Morgan Stanley	4,410	106,784	125,773	19,451
Fortive Corp.	Morgan Stanley	778	33,402	52,639	18,556
Fortune Brands Home & Security, Inc.	Morgan Stanley	6	225	384	(642)
General Dynamics Corp.	Morgan Stanley	2,218	309,164	331,502	19,469
Honeywell International, Inc.	Morgan Stanley	3,822	448,468	552,623	107,196
Howmet Aerospace, Inc.	Morgan Stanley	6,904	78,730	109,428	30,054
Johnson Controls International PLC (Ireland)	Morgan Stanley	6,650	217,873	227,031	(102)
Lockheed Martin Corp.	Morgan Stanley	1,613	592,543	588,616	288
Masco Corp.	Morgan Stanley	13,687	582,241	687,224	106,015
Northrop Grumman Corp.	Morgan Stanley	126	41,604	38,737	(3,892)
Pentair PLC (Ireland)	Morgan Stanley	1,172	28,330	44,524	15,671
Quanta Services, Inc.	Morgan Stanley	5,806	196,440	227,769	29,607
Raytheon Technologies Corp.	Morgan Stanley	5,677	274,152	349,817	77,989
Roper Technologies, Inc.	Morgan Stanley	78	31,087	30,284	(1,928)
Snap-on, Inc.	Morgan Stanley	1,834	216,547	254,027	39,184
Stanley Black & Decker, Inc.	Morgan Stanley	33	2,470	4,600	1,355
Trane Technologies PLC (Ireland)	Morgan Stanley	3,878	321,880	345,065	28,637
TransDigm Group, Inc.	Morgan Stanley	127	41,380	56,140	14,041

		74,914	4,631,061	5,359,124	718,800

Commercial & Professional Services
Robert Half International, Inc.	Morgan Stanley	3,269	146,346	172,701	31,457

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Commercial & Professional Services — (continued)
Waste Management, Inc.	Morgan Stanley	386	$39,625	$40,881	$(4,837)

		3,655	185,971	213,582	26,620

Consumer Durables & Apparel
Garmin Ltd. (Switzerland)	Morgan Stanley	1,203	84,251	117,293	33,141
Hanesbrands, Inc.	Morgan Stanley	4,981	42,374	56,235	13,891
Leggett & Platt, Inc.	Morgan Stanley	109	2,859	3,831	220
Mohawk Industries, Inc.	Morgan Stanley	1,011	79,983	102,879	22,254
PVH Corp.	Morgan Stanley	338	10,950	16,241	4,512
Whirlpool Corp.	Morgan Stanley	628	68,170	81,345	12,952

		8,270	288,587	377,824	86,970

Consumer Services
McDonald’s Corp.	Morgan Stanley	1,641	235,135	302,715	62,109
MGM Resorts International	Morgan Stanley	16,991	239,797	285,449	45,372
Yum! Brands, Inc.	Morgan Stanley	4,207	394,521	365,630	(32,832)

		22,839	869,453	953,794	74,649

Diversified Financials
Berkshire Hathaway, Inc., Class B	Morgan Stanley	1,040	180,424	185,650	3,199
BlackRock, Inc.	Morgan Stanley	290	119,640	157,786	36,787
Franklin Resources, Inc.	Morgan Stanley	21,001	376,330	440,391	62,830
Invesco Ltd. (Bermuda)	Morgan Stanley	1,643	11,189	17,679	5,710
Nasdaq, Inc.	Morgan Stanley	1,272	149,713	151,966	(630)
T Rowe Price Group, Inc.	Morgan Stanley	2,167	233,047	267,625	37,411

		27,413	1,070,343	1,221,097	145,307

Energy
Chevron Corp.	Morgan Stanley	2,865	196,993	255,644	74,972
Concho Resources, Inc.	Morgan Stanley	405	16,847	20,858	3,376
ConocoPhillips	Morgan Stanley	2,894	97,668	121,606	42,438
Exxon Mobil Corp.	Morgan Stanley	448	20,002	20,035	(2,188)
Kinder Morgan, Inc.	Morgan Stanley	20,182	310,669	306,161	(11,196)
Phillips 66	Morgan Stanley	1,547	107,681	111,229	(1,920)
Schlumberger Ltd. (Curacao)	Morgan Stanley	8,507	122,944	156,444	34,006
TechnipFMC PLC (United Kingdom)	Morgan Stanley	1,852	11,475	12,668	4,035
Valero Energy Corp.	Morgan Stanley	470	15,661	27,645	11,674

		39,170	899,940	1,032,290	155,197

Food & Staples Retailing
Costco Wholesale Corp.	Morgan Stanley	325	97,829	98,543	(796)
Kroger Co. (The)	Morgan Stanley	30,907	992,998	1,046,202	28,046
Sysco Corp.	Morgan Stanley	3,349	149,619	183,056	33,072
Walgreens Boots Alliance, Inc.	Morgan Stanley	417	15,616	17,677	11,298
Walmart, Inc.	Morgan Stanley	8,400	993,686	1,006,152	9,785

		43,398	2,249,748	2,351,630	81,405

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Food, Beverage & Tobacco
Altria Group, Inc.	Morgan Stanley	14,937	$595,470	$586,277	$8,340
Archer-Daniels-Midland Co.	Morgan Stanley	10,981	427,318	438,142	17,709
Campbell Soup Co.	Morgan Stanley	23,067	1,150,109	1,144,815	(883)
Coca-Cola Co. (The)	Morgan Stanley	4,452	193,708	198,915	(6,891)
Conagra Brands, Inc.	Morgan Stanley	411	14,471	14,455	(15,261)
Constellation Brands, Inc., Class A	Morgan Stanley	1,061	124,088	185,622	61,776
General Mills, Inc.	Morgan Stanley	12,733	743,404	784,989	46,693
Hershey Co. (The)	Morgan Stanley	3,489	491,285	452,244	(43,913)
JM Smucker Co. (The)	Morgan Stanley	7,808	877,131	826,164	(54,391)
Kellogg Co.	Morgan Stanley	6,252	399,188	413,007	10,016
Kraft Heinz Co. (The)	Morgan Stanley	1,717	54,440	54,755	(15,809)
Lamb Weston Holdings, Inc.	Morgan Stanley	6	288	384	(705)
McCormick & Co., Inc., non-voting shares	Morgan Stanley	598	101,835	107,287	26,251
Mondelez International, Inc., Class A	Morgan Stanley	5,575	275,218	285,050	(4,886)
Philip Morris International, Inc.	Morgan Stanley	1,761	125,969	123,376	(13,616)
Tyson Foods, Inc., Class A	Morgan Stanley	896	53,136	53,500	(14,896)

		95,744	5,627,058	5,668,982	(466)

Health Care Equipment & Services
Abbott Laboratories	Morgan Stanley	1,187	106,859	108,527	(872)
Cardinal Health, Inc.	Morgan Stanley	172	9,031	8,977	(1,988)
CVS Health Corp.	Morgan Stanley	6,855	391,343	445,369	57,434
Danaher Corp.	Morgan Stanley	486	81,469	85,939	2,370
DaVita, Inc.	Morgan Stanley	7,953	592,453	629,400	51,532
Henry Schein, Inc.	Morgan Stanley	2,028	104,848	118,415	13,866
Medtronic PLC (Ireland)	Morgan Stanley	6,082	565,168	557,719	(15,454)
Quest Diagnostics, Inc.	Morgan Stanley	89	9,439	10,142	6,820
Universal Health Services, Inc., Class B	Morgan Stanley	1,527	150,892	141,843	(8,482)

		26,379	2,011,502	2,106,331	105,226

Household & Personal Products
Church & Dwight Co., Inc.	Morgan Stanley	1,866	134,816	144,242	9,997
Clorox Co. (The)	Morgan Stanley	2,763	547,458	606,119	72,238
Colgate-Palmolive Co.	Morgan Stanley	10,927	753,343	800,512	52,538
Kimberly-Clark Corp.	Morgan Stanley	6,305	858,821	891,212	45,848
Procter & Gamble Co. (The)	Morgan Stanley	5,105	564,661	610,405	47,974

		26,966	2,859,099	3,052,490	228,595

Insurance
Aflac, Inc.	Morgan Stanley	30	820	1,081	(532)
Allstate Corp. (The)	Morgan Stanley	51	3,767	4,947	413
Aon PLC, Class A (Ireland)	Morgan Stanley	927	174,160	178,540	3,958
Cincinnati Financial Corp.	Morgan Stanley	455	22,400	29,134	6,249
Marsh & McLennan Cos., Inc.	Morgan Stanley	16	1,270	1,718	(345)
Travelers Cos., Inc. (The)	Morgan Stanley	275	25,218	31,364	5,628

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Insurance — (continued)
Willis Towers Watson PLC (Ireland)	Morgan Stanley	148	$27,797	$29,149	$4,865
WR Berkley Corp.	Morgan Stanley	68	3,177	3,896	(69)

		1,970	258,609	279,829	20,167

Materials
Amcor PLC (Jersey)	Morgan Stanley	61	432	623	(603)
Celanese Corp.	Morgan Stanley	425	27,545	36,695	8,666
CF Industries Holdings, Inc.	Morgan Stanley	2,389	63,214	67,226	(5,078)
DuPont de Nemours, Inc.	Morgan Stanley	6,132	232,738	325,793	94,558
Eastman Chemical Co.	Morgan Stanley	1,252	53,398	87,189	34,090
International Paper Co.	Morgan Stanley	1,548	46,777	54,505	7,812
Linde PLC (Ireland)	Morgan Stanley	513	91,138	108,812	11,417
LyondellBasell Industries NV, Class A (Netherlands)	Morgan Stanley	1,049	42,330	68,940	26,994
PPG Industries, Inc.	Morgan Stanley	3,477	318,560	368,771	46,983
Sealed Air Corp.	Morgan Stanley	10,852	320,561	356,488	34,312

		27,698	1,196,693	1,475,042	259,151

Media & Entertainment
Activision Blizzard, Inc.	Morgan Stanley	499	34,285	37,874	2,171
Alphabet, Inc., Class A	Morgan Stanley	694	806,053	984,127	167,868
Charter Communications, Inc., Class A	Morgan Stanley	366	184,074	186,675	(20,606)
Discovery, Inc., Class A	Morgan Stanley	355	6,342	7,491	11,921
Electronic Arts, Inc.	Morgan Stanley	203	24,368	26,806	1,293
Facebook, Inc., Class A	Morgan Stanley	1,950	448,356	442,787	(13,278)
Fox Corp., Class A	Morgan Stanley	13,135	345,235	352,281	6,045
Interpublic Group of Cos., Inc. (The)	Morgan Stanley	9,036	141,352	155,058	26,013
Omnicom Group, Inc.	Morgan Stanley	5,998	317,760	327,491	16,032
Take-Two Interactive Software, Inc.	Morgan Stanley	86	11,088	12,003	(4)

		32,322	2,318,913	2,532,593	197,455

Pharmaceuticals, Biotechnology & Life Sciences
AbbVie, Inc.	Morgan Stanley	6,827	609,943	670,275	55,718
Alexion Pharmaceuticals, Inc.	Morgan Stanley	1,195	96,337	134,127	35,845
Biogen, Inc.	Morgan Stanley	2,186	496,674	584,864	88,382
Bristol-Myers Squibb Co.	Morgan Stanley	14,795	897,737	869,946	(26,798)
Gilead Sciences, Inc.	Morgan Stanley	3,124	196,473	240,361	49,692
Illumina, Inc.	Morgan Stanley	106	38,038	39,257	(232)
Johnson & Johnson	Morgan Stanley	7,727	985,162	1,086,648	104,188
Merck & Co., Inc.	Morgan Stanley	8,286	637,914	640,756	9,437
Pfizer, Inc.	Morgan Stanley	30,296	1,081,747	990,679	(90,137)
Regeneron Pharmaceuticals, Inc.	Morgan Stanley	2	1,223	1,247	(1,998)

		74,544	5,041,248	5,258,160	224,097

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Real Estate
Alexandria Real Estate Equities, Inc., REIT	Morgan Stanley	4	$530	$649	$(673)
Apartment Investment & Management Co., Class A, REIT	Morgan Stanley	9	280	339	(739)
CBRE Group, Inc., Class A	Morgan Stanley	2,369	92,019	107,126	22,251
Mid-America Apartment Communities, Inc., REIT	Morgan Stanley	1	111	115	(908)
Public Storage, REIT	Morgan Stanley	1,260	255,895	241,781	(8,198)

		3,643	348,835	350,010	11,733

Retailing
Advance Auto Parts, Inc.	Morgan Stanley	600	49,235	85,470	35,723
Amazon.com, Inc.	Morgan Stanley	479	866,366	1,321,475	439,921
AutoZone, Inc.	Morgan Stanley	537	600,908	605,800	(3,720)
Best Buy Co., Inc.	Morgan Stanley	1,161	63,358	101,320	38,006
Booking Holdings, Inc.	Morgan Stanley	9	11,208	14,331	2,344
Dollar General Corp.	Morgan Stanley	5,592	1,041,090	1,065,332	25,584
eBay, Inc.	Morgan Stanley	23,838	872,732	1,250,303	381,963
Expedia Group, Inc.	Morgan Stanley	15	687	1,233	(255)
Gap, Inc. (The)	Morgan Stanley	264	1,482	3,332	1,051
Genuine Parts Co.	Morgan Stanley	423	30,847	36,784	16,465
Home Depot, Inc. (The)	Morgan Stanley	1,979	480,405	495,759	8,220
Kohl’s Corp.	Morgan Stanley	569	8,944	11,818	2,090
LKQ Corp.	Morgan Stanley	4,097	75,855	107,341	30,836
Lowe’s Cos., Inc.	Morgan Stanley	3,950	485,905	533,724	35,995
Target Corp.	Morgan Stanley	1	93	120	(774)
Tractor Supply Co.	Morgan Stanley	5,078	618,176	669,230	21,484
Ulta Beauty, Inc.	Morgan Stanley	424	68,767	86,250	7,479

		49,016	5,276,058	6,389,622	1,042,412

Semiconductors & Semiconductor Equipment
Intel Corp.	Morgan Stanley	2,198	129,120	131,506	(43,966)

Software & Services
Accenture PLC, Class A (Ireland)	Morgan Stanley	921	153,891	197,757	43,909
Automatic Data Processing, Inc.	Morgan Stanley	24	3,207	3,573	(91)
Citrix Systems, Inc.	Morgan Stanley	3,776	504,117	558,508	66,960
Gartner, Inc.	Morgan Stanley	628	76,967	76,195	(4,421)
International Business Machines Corp.	Morgan Stanley	4,214	423,317	508,925	92,521
Leidos Holdings, Inc.	Morgan Stanley	9	745	843	(596)
Mastercard, Inc., Class A	Morgan Stanley	983	251,997	290,673	34,947
Microsoft Corp.	Morgan Stanley	6,797	1,023,355	1,383,257	345,555
NortonLifeLock, Inc.	Morgan Stanley	56,249	1,167,846	1,115,418	(43,538)
Oracle Corp.	Morgan Stanley	16,112	835,537	890,510	56,688
Paychex, Inc.	Morgan Stanley	6,281	410,934	475,786	73,248
PayPal Holdings, Inc.	Morgan Stanley	877	137,313	152,800	12,774

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Software & Services — (continued)
Visa, Inc., Class A	Morgan Stanley	1,616	$269,096	$312,163	$38,281
Western Union Co. (The)	Morgan Stanley	24,256	462,938	524,415	67,058

		122,743	5,721,260	6,490,823	783,295

Technology Hardware & Equipment
Apple, Inc.	Morgan Stanley	3,572	972,398	1,303,066	332,722
Cisco Systems, Inc.	Morgan Stanley	22,111	888,808	1,031,257	145,758
F5 Networks, Inc.	Morgan Stanley	18	1,665	2,511	47
FLIR Systems, Inc.	Morgan Stanley	3,350	130,420	135,910	(5,595)
Hewlett Packard Enterprise Co.	Morgan Stanley	1,009	8,108	9,818	1,045
HP, Inc.	Morgan Stanley	13,378	198,506	233,179	41,453
Juniper Networks, Inc.	Morgan Stanley	19,462	454,113	444,901	(17,358)
NetApp, Inc.	Morgan Stanley	5,749	243,585	255,083	21,818
Xerox Holdings Corp.	Morgan Stanley	2,634	41,735	40,274	(354)

		71,283	2,939,338	3,455,999	519,536

Telecommunication Services
AT&T, Inc.	Morgan Stanley	18,337	549,240	554,328	1,643
Verizon Communications, Inc.	Morgan Stanley	13,919	785,660	767,354	(21,043)

		32,256	1,334,900	1,321,682	(19,400)

Transportation
Expeditors International of Washington, Inc.	Morgan Stanley	7,335	532,827	557,753	23,034
Norfolk Southern Corp.	Morgan Stanley	534	87,782	93,754	1,461
Southwest Airlines Co.	Morgan Stanley	12,803	336,637	437,607	100,840

		20,672	957,246	1,089,114	125,335

Utilities
NRG Energy, Inc.	Morgan Stanley	9,854	325,164	320,846	(17,065)

Total Reference Entity — Long			46,780,266	51,734,715	4,788,377

Short

Banks
Bank of America Corp.	Morgan Stanley	(11,394)	(395,830)	(270,607)	119,767
Citizens Financial Group, Inc.	Morgan Stanley	(4,523)	(159,652)	(114,161)	39,311
Comerica, Inc.	Morgan Stanley	(1,514)	(99,339)	(57,683)	37,642
Fifth Third Bancorp	Morgan Stanley	(3,138)	(93,332)	(60,501)	30,205
Huntington Bancshares, Inc.	Morgan Stanley	(10,476)	(148,002)	(94,651)	47,009
KeyCorp.	Morgan Stanley	(9,808)	(173,374)	(119,461)	47,583
M&T Bank Corp.	Morgan Stanley	(1,322)	(222,871)	(137,448)	81,401
People’s United Financial, Inc.	Morgan Stanley	(481)	(7,663)	(5,565)	1,199
Regions Financial Corp.	Morgan Stanley	(9,098)	(143,616)	(101,170)	37,171
SVB Financial Group	Morgan Stanley	(1,061)	(216,299)	(228,677)	(4,780)
Wells Fargo & Co.	Morgan Stanley	(379)	(20,551)	(9,702)	9,632

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Banks — (continued)
Zions Bancorp NA	Morgan Stanley	(1,282)	$(56,985)	$(43,588)	$11,208

		(54,476)	(1,737,514)	(1,243,214)	457,348

Capital Goods
Boeing Co. (The)	Morgan Stanley	(4,256)	(1,491,866)	(780,125)	694,452
Deere & Co.	Morgan Stanley	(485)	(87,062)	(76,218)	9,184
Fastenal Co.	Morgan Stanley	(7,461)	(292,607)	(319,629)	(27,042)
General Electric Co.	Morgan Stanley	(86,820)	(793,993)	(592,981)	196,074
Ingersoll Rand, Inc.	Morgan Stanley	(19,337)	(540,183)	(543,756)	9,975
Jacobs Engineering Group, Inc.	Morgan Stanley	(4,322)	(374,209)	(366,506)	21,700
L3Harris Technologies, Inc.	Morgan Stanley	(554)	(103,138)	(93,997)	37,239
Parker-Hannifin Corp.	Morgan Stanley	(1,743)	(336,806)	(319,440)	17,918
Textron, Inc.	Morgan Stanley	(2,361)	(113,968)	(77,701)	35,143

		(127,339)	(4,133,832)	(3,170,353)	994,643

Commercial & Professional Services
Copart, Inc.	Morgan Stanley	(3,396)	(297,200)	(282,785)	17,109
Rollins, Inc.	Morgan Stanley	(11,213)	(464,491)	(475,319)	(9,579)
Verisk Analytics, Inc.	Morgan Stanley	(1,155)	(194,462)	(196,581)	(3,452)

		(15,764)	(956,153)	(954,685)	4,078

Consumer Durables & Apparel
Hasbro, Inc.	Morgan Stanley	(1,344)	(155,533)	(100,733)	51,105
NIKE, Inc., Class B	Morgan Stanley	(942)	(89,871)	(92,363)	39,034
NVR, Inc.	Morgan Stanley	(17)	(57,080)	(55,399)	3,983

		(2,303)	(302,484)	(248,495)	94,122

Consumer Services
Chipotle Mexican Grill, Inc.	Morgan Stanley	(227)	(234,288)	(238,886)	(16,347)
Darden Restaurants, Inc.	Morgan Stanley	(1,215)	(135,102)	(92,061)	40,982
Domino’s Pizza, Inc.	Morgan Stanley	(68)	(26,486)	(25,122)	(30,624)
Las Vegas Sands Corp.	Morgan Stanley	(4,454)	(251,802)	(202,835)	41,639
Marriott International, Inc., Class A	Morgan Stanley	(1,533)	(219,336)	(131,424)	86,069
Norwegian Cruise Line Holdings Ltd. (Bermuda)	Morgan Stanley	(18,849)	(388,000)	(309,689)	100,742
Royal Caribbean Cruises Ltd. (Liberia)	Morgan Stanley	(7,913)	(565,697)	(398,024)	180,855
Wynn Resorts Ltd.	Morgan Stanley	(3,543)	(310,968)	(263,918)	59,015

		(37,802)	(2,131,679)	(1,661,959)	462,331

Diversified Financials
Ameriprise Financial, Inc.	Morgan Stanley	(941)	(138,620)	(141,188)	(5,092)
Capital One Financial Corp.	Morgan Stanley	(203)	(21,672)	(12,706)	7,972
Charles Schwab Corp. (The)	Morgan Stanley	(3,771)	(183,936)	(127,233)	54,286
CME Group, Inc.	Morgan Stanley	(310)	(58,836)	(50,387)	(9,038)
E*TRADE Financial Corp.	Morgan Stanley	(2,461)	(107,245)	(122,386)	(17,125)
MarketAxess Holdings, Inc.	Morgan Stanley	(637)	(316,277)	(319,086)	(4,052)
Moody’s Corp.	Morgan Stanley	(125)	(34,696)	(34,341)	(3,977)

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Diversified Financials — (continued)
MSCI, Inc.	Morgan Stanley	(2,794)	$(897,171)	$(932,693)	$(38,434)
Northern Trust Corp.	Morgan Stanley	(2,104)	(221,493)	(166,931)	50,212
Raymond James Financial, Inc.	Morgan Stanley	(855)	(76,457)	(58,850)	15,784
Synchrony Financial	Morgan Stanley	(179)	(5,963)	(3,967)	1,146

		(14,380)	(2,062,366)	(1,969,768)	51,682

Energy
Cabot Oil & Gas Corp.	Morgan Stanley	(16,861)	(336,380)	(289,672)	44,767
Devon Energy Corp.	Morgan Stanley	(3,741)	(69,673)	(42,423)	25,603
Diamondback Energy, Inc.	Morgan Stanley	(9,897)	(503,406)	(413,892)	105,202
EOG Resources, Inc.	Morgan Stanley	(5,860)	(454,500)	(296,868)	150,630
Hess Corp.	Morgan Stanley	(9,664)	(505,420)	(500,692)	(15)
Marathon Oil Corp.	Morgan Stanley	(46,095)	(319,553)	(282,101)	50,958
Marathon Petroleum Corp.	Morgan Stanley	(4,859)	(185,176)	(181,629)	16,065
Noble Energy, Inc.	Morgan Stanley	(58,542)	(603,854)	(524,536)	87,811
Occidental Petroleum Corp.	Morgan Stanley	(24,613)	(659,160)	(450,418)	237,484
ONEOK, Inc.	Morgan Stanley	(5,798)	(361,236)	(192,610)	170,604
Pioneer Natural Resources Co.	Morgan Stanley	(4,470)	(469,559)	(436,719)	27,398
Williams Cos., Inc. (The)	Morgan Stanley	(11,987)	(291,150)	(227,993)	46,341

		(202,387)	(4,759,067)	(3,839,553)	962,848

Food, Beverage & Tobacco
Monster Beverage Corp.	Morgan Stanley	(4,794)	(336,130)	(332,320)	9,943

Health Care Equipment & Services
ABIOMED, Inc.	Morgan Stanley	(2,135)	(466,789)	(515,731)	(48,236)
Align Technology, Inc.	Morgan Stanley	(2,767)	(604,573)	(759,375)	(158,902)
Baxter International, Inc.	Morgan Stanley	(52)	(4,371)	(4,477)	1,527
Becton Dickinson and Co.	Morgan Stanley	(657)	(156,067)	(157,200)	9,842
Boston Scientific Corp.	Morgan Stanley	(14,253)	(603,728)	(500,423)	101,662
Centene Corp.	Morgan Stanley	(13,048)	(850,865)	(829,200)	28,241
Cooper Cos., Inc. (The)	Morgan Stanley	(1,616)	(496,746)	(458,362)	44,787
DexCom, Inc.	Morgan Stanley	(2,213)	(852,899)	(897,150)	(45,794)
Edwards Lifesciences Corp.	Morgan Stanley	(9,050)	(670,044)	(625,446)	49,494
IDEXX Laboratories, Inc.	Morgan Stanley	(2,277)	(683,297)	(751,774)	(82,298)
Intuitive Surgical, Inc.	Morgan Stanley	(1,338)	(744,553)	(762,433)	(13,080)
ResMed, Inc.	Morgan Stanley	(2,846)	(458,821)	(546,432)	(89,252)
Stryker Corp.	Morgan Stanley	(441)	(97,316)	(79,464)	16,013
Teleflex, Inc.	Morgan Stanley	(1,492)	(531,659)	(543,058)	(10,945)
Varian Medical Systems, Inc.	Morgan Stanley	(3,507)	(445,273)	(429,678)	19,900
West Pharmaceutical Services, Inc.	Morgan Stanley	(249)	(52,508)	(56,565)	(4,493)

		(57,941)	(7,719,509)	(7,916,768)	(181,534)

Household & Personal Products
Coty, Inc., Class A	Morgan Stanley	(7,847)	(80,094)	(35,076)	41,822

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Insurance
American International Group, Inc.	Morgan Stanley	(2,498)	$(123,268)	$(77,888)	$42,808
Lincoln National Corp.	Morgan Stanley	(2,041)	(119,482)	(75,088)	41,056
Principal Financial Group, Inc.	Morgan Stanley	(2,853)	(159,178)	(118,514)	34,876
Prudential Financial, Inc.	Morgan Stanley	(2,351)	(214,948)	(143,176)	63,230
Unum Group	Morgan Stanley	(2,150)	(60,853)	(35,669)	22,460

		(11,893)	(677,729)	(450,335)	204,430

Materials
Air Products & Chemicals, Inc.	Morgan Stanley	(1,331)	(320,402)	(321,383)	(913)
Albemarle Corp.	Morgan Stanley	(7,916)	(509,647)	(611,194)	(106,882)
Ball Corp.	Morgan Stanley	(4,323)	(319,408)	(300,405)	19,183
Freeport-McMoRan, Inc.	Morgan Stanley	(65,558)	(613,998)	(758,506)	(155,737)
Mosaic Co. (The)	Morgan Stanley	(26,232)	(302,047)	(328,162)	(28,590)
Sherwin-Williams Co. (The)	Morgan Stanley	(579)	(339,464)	(334,575)	3,547
Vulcan Materials Co.	Morgan Stanley	(31)	(3,626)	(3,591)	847

		(105,970)	(2,408,592)	(2,657,816)	(268,545)

Media & Entertainment
Live Nation Entertainment, Inc.	Morgan Stanley	(12,364)	(622,812)	(548,096)	77,784
Walt Disney Co. (The)	Morgan Stanley	(2,367)	(277,160)	(263,944)	42,821

		(14,731)	(899,972)	(812,040)	120,605

Pharmaceuticals, Biotechnology & Life Sciences
Agilent Technologies, Inc.	Morgan Stanley	(3,133)	(264,310)	(276,863)	(10,107)
Bio-Rad Laboratories, Inc., Class A	Morgan Stanley	(632)	(278,422)	(285,342)	47,332
Eli Lilly & Co.	Morgan Stanley	(1,721)	(274,648)	(282,554)	(4,880)
IQVIA Holdings, Inc.	Morgan Stanley	(1,561)	(239,955)	(221,475)	17,344
Mettler-Toledo International, Inc.	Morgan Stanley	(630)	(486,957)	(507,497)	(18,874)
Perrigo Co. PLC (Ireland)	Morgan Stanley	(9,384)	(496,962)	(518,654)	(17,555)
Thermo Fisher Scientific, Inc.	Morgan Stanley	(1,447)	(498,380)	(524,306)	(34,797)
Vertex Pharmaceuticals, Inc.	Morgan Stanley	(2,328)	(658,446)	(675,842)	(24,354)
Zoetis, Inc.	Morgan Stanley	(2,650)	(362,419)	(363,156)	3,538

		(23,486)	(3,560,499)	(3,655,689)	(42,353)

Real Estate
Equinix, Inc., REIT	Morgan Stanley	(1,124)	(753,531)	(789,385)	(38,730)
Host Hotels & Resorts, Inc., REIT	Morgan Stanley	(3,106)	(52,810)	(33,514)	17,023
Iron Mountain, Inc., REIT	Morgan Stanley	(1,499)	(50,237)	(39,124)	6,549
Weyerhaeuser Co., REIT	Morgan Stanley	(5,569)	(165,407)	(125,080)	37,260

		(11,298)	(1,021,985)	(987,103)	22,102

Retailing
Dollar Tree, Inc.	Morgan Stanley	(2,415)	(279,521)	(223,822)	54,507
Ross Stores, Inc.	Morgan Stanley	(484)	(40,974)	(41,256)	133,983
TJX Cos., Inc. (The)	Morgan Stanley	(11,178)	(609,516)	(565,160)	48,715

		(14,077)	(930,011)	(830,238)	237,205

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Continued)

June 30, 2020

(Unaudited)

Total Return Swaps (continued)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc.	Morgan Stanley	(20,078)	$(1,049,348)	$(1,056,303)	$(9,219)
Analog Devices, Inc.	Morgan Stanley	(4,245)	(488,655)	(520,607)	(39,209)
Broadcom, Inc.	Morgan Stanley	(1,437)	(429,897)	(453,531)	(65,498)
Microchip Technology, Inc.	Morgan Stanley	(5,812)	(559,204)	(612,062)	(52,683)
NVIDIA Corp.	Morgan Stanley	(2,089)	(738,979)	(793,632)	(61,620)
QUALCOMM, Inc.	Morgan Stanley	(8,755)	(751,887)	(798,544)	(57,361)
Skyworks Solutions, Inc.	Morgan Stanley	(1,173)	(144,449)	(149,980)	(18,304)
Texas Instruments, Inc.	Morgan Stanley	(1,544)	(203,920)	(196,042)	(18,918)

		(45,133)	(4,366,339)	(4,580,701)	(322,812)

Software & Services
Akamai Technologies, Inc.	Morgan Stanley	(7,628)	(778,499)	(816,882)	(45,812)
DXC Technology Co.	Morgan Stanley	(2,649)	(76,688)	(43,708)	30,958
Fidelity National Information Services, Inc.	Morgan Stanley	(6,141)	(837,023)	(823,447)	27,832
Fiserv, Inc.	Morgan Stanley	(4,343)	(478,308)	(423,964)	58,831
Fortinet, Inc.	Morgan Stanley	(6,619)	(881,099)	(908,590)	(14,921)
Global Payments, Inc.	Morgan Stanley	(5,064)	(909,364)	(858,956)	68,986
Intuit, Inc.	Morgan Stanley	(1,598)	(461,973)	(473,312)	(12,784)
Jack Henry & Associates, Inc.	Morgan Stanley	(2,030)	(365,869)	(373,581)	(9,726)
Paycom Software, Inc.	Morgan Stanley	(3,139)	(861,048)	(972,242)	(103,537)
Tyler Technologies, Inc.	Morgan Stanley	(372)	(125,321)	(129,039)	15,246
VeriSign, Inc.	Morgan Stanley	(2,564)	(544,534)	(530,312)	8,955

		(42,147)	(6,319,726)	(6,354,033)	24,028

Technology Hardware & Equipment
IPG Photonics Corp.	Morgan Stanley	(1,885)	(300,325)	(302,335)	(1,971)
Keysight Technologies, Inc.	Morgan Stanley	(6,182)	(637,273)	(623,022)	8,591
Western Digital Corp.	Morgan Stanley	(21,264)	(967,172)	(938,806)	32,908

		(29,331)	(1,904,770)	(1,864,163)	39,528

Transportation
American Airlines Group, Inc.	Morgan Stanley	(2,557)	(38,465)	(33,420)	4,190
FedEx Corp.	Morgan Stanley	(4,918)	(687,203)	(689,602)	1,824
JB Hunt Transport Services, Inc.	Morgan Stanley	(867)	(102,867)	(104,335)	9,913
United Airlines Holdings, Inc.	Morgan Stanley	(3,260)	(126,640)	(112,829)	21,757
United Parcel Service, Inc., Class B	Morgan Stanley	(3,407)	(357,207)	(378,790)	(10,065)

		(15,009)	(1,312,382)	(1,318,976)	27,619

Utilities
Alliant Energy Corp.	Morgan Stanley	(2,547)	(124,501)	(121,848)	4,235
Ameren Corp.	Morgan Stanley	(6,840)	(504,752)	(481,262)	20,043
American Electric Power Co., Inc.	Morgan Stanley	(2,073)	(179,249)	(165,094)	14,956
American Water Works Co., Inc.	Morgan Stanley	(3,236)	(400,478)	(416,344)	(13,438)
Atmos Energy Corp.	Morgan Stanley	(1,785)	(188,459)	(177,750)	9,467
CenterPoint Energy, Inc.	Morgan Stanley	(6,425)	(175,389)	(119,955)	54,272

GOTHAM DEFENSIVE LONG 500 FUND

Portfolio of Investments (Concluded)

June 30, 2020

(Unaudited)

Total Return Swaps (concluded)

		Number of			Unrealized
		Contracts	Notional		Appreciation/
Reference Entity	Counterparty	Long/(Short)	Amount	Value	(Depreciation)*

Utilities — (continued)
CMS Energy Corp.	Morgan Stanley	(3,209)	$(188,729)	$(187,470)	$2,653
DTE Energy Co.	Morgan Stanley	(1,871)	(237,914)	(201,132)	29,965
Duke Energy Corp.	Morgan Stanley	(507)	(51,977)	(40,504)	10,120
Edison International	Morgan Stanley	(8,286)	(534,759)	(450,013)	76,618
Entergy Corp.	Morgan Stanley	(2,162)	(242,452)	(202,817)	34,537
Eversource Energy	Morgan Stanley	(3,989)	(336,400)	(332,164)	4,060
Exelon Corp.	Morgan Stanley	(9,834)	(485,637)	(356,876)	119,912
FirstEnergy Corp.	Morgan Stanley	(3,618)	(171,554)	(140,306)	28,037
NextEra Energy, Inc.	Morgan Stanley	(1,544)	(378,529)	(370,822)	20,051
NiSource, Inc.	Morgan Stanley	(3,828)	(113,294)	(87,049)	22,912
Pinnacle West Capital Corp.	Morgan Stanley	(1,924)	(174,958)	(141,010)	33,583
PPL Corp.	Morgan Stanley	(7,656)	(266,216)	(197,831)	59,821
Sempra Energy	Morgan Stanley	(519)	(63,698)	(60,842)	8,141
WEC Energy Group, Inc.	Morgan Stanley	(3,865)	(355,500)	(338,767)	14,647
Xcel Energy, Inc.	Morgan Stanley	(6,869)	(441,586)	(429,313)	8,716

		(82,587)	(5,616,031)	(5,019,169)	563,308

Total Reference Entity — Short			(53,236,864)	(49,902,454)	3,502,398

Net Value of Reference Entity			$(6,456,598)	$1,832,261	$8,290,775

*	Includes $1,916 related to open trades, dividends receivables/payables and swap receivables/payables activities.

All financial instruments listed in the Portfolio of Investments are considered Level 1, measured at fair value on a recurring basis based on quoted prices for identical assets in active markets, except for total return swaps with end of period unrealized appreciation of $8,290,775, which are considered Level 2 as of and for the period ended June 30, 2020.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual or semi-annual report.